Related Party Transactions (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 15, 2023	Sep. 14, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 27, 2023	Nov. 17, 2023	Jun. 30, 2023	Apr. 30, 2023	Oct. 31, 2022	Feb. 25, 2022	Jan. 29, 2021
Related Party Transaction [Line Items]
Accounts payable			$ 26,110,000		$ 26,110,000		$ 30,172,000
Revenue			76,923,000	$ 62,027,000	235,908,000	$ 239,397,000	315,362,000	$ 320,042,000
Notes Payable to Banks
Related Party Transaction [Line Items]
Principal amount													$ 3,756,000
Interest rate											7.75%	7.75%	6.50%
Unamortized debt issuance costs			13,000		13,000		4,000	52,000
Notes Payable to Banks | Bank #5
Related Party Transaction [Line Items]
Principal amount							$ 15,871,000
Interest rate							14.00%
Unamortized debt issuance costs							$ 879,000
Related Party
Related Party Transaction [Line Items]
Accounts payable			314,000		314,000		0	72,000
Short term accounts receivable			1,892,000		1,892,000		1,911,000	2,996,000
Due from related parties, non-current							0	2,629,000
Short-term notes payable			22,455,000		22,455,000		18,939,000	0
Term notes										$ 1,800,000				$ 5,280,000	$ 11,900,000
Equity interest acquired		50.00%
Non-cash settlement of trade receivables		$ 1,650,000
Equity interest distributed to equity holders	100.00%
Lease expense per month	$ 200,000
Debt transferred	$ 16,004,000
Related Party | Long-Term Promissory Note | Other Debt Payable
Related Party Transaction [Line Items]
Principal amount									$ 3,947,000
Related Party | Related Party Payables
Related Party Transaction [Line Items]
Increase (decrease) in equity							1,047,000	6,188,000
Related Party | Related Party Receivables
Related Party Transaction [Line Items]
Increase (decrease) in equity							(6,114,000)	(12,894,000)
Related Party | Other Debt Payable
Related Party Transaction [Line Items]
Principal amount									$ 3,947,000
Interest rate									8.00%
Related Party | Other Debt Payable | Long-Term Promissory Note
Related Party Transaction [Line Items]
Interest rate									8.00%
Related Party | Carolina Air Center, LLC, Crystal Coast Aviation, LLC, and Kinston Jet Center, LLC
Related Party Transaction [Line Items]
Fuel costs			327,000	249,000	1,220,000	1,550,000	2,027,000	2,185,000
Related Party | Kinston Jet Center, LLC, Kinston Jet House, LLC and LGM Auto, LLC
Related Party Transaction [Line Items]
Rent expense			815,000	$ 422,000	2,877,000	$ 1,078,000	1,646,000	$ 1,235,000
Related Party | Consolidated Subsidiary #1
Related Party Transaction [Line Items]
Notes receivable, current portion			$ 2,305,000		$ 2,305,000		$ 2,433,000
Related Party | Consolidated Subsidiary #1 | Consolidated Subsidiary #1
Related Party Transaction [Line Items]
Related party's ownership interest of a consolidated subsidiary			99.00%		99.00%		99.00%	99.00%
Related Party | Consolidated Subsidiary #2
Related Party Transaction [Line Items]
Notes receivable, current portion			$ 3,973,000		$ 3,973,000		$ 2,404,000	$ 2,545,000
Related Party | Consolidated Subsidiary #2 | Consolidated Subsidiary #2
Related Party Transaction [Line Items]
Related party's ownership interest of a consolidated subsidiary			99.00%		99.00%		99.00%	99.00%
Related Party | Related Party #1
Related Party Transaction [Line Items]
Notes receivable, current portion							$ 2,404,000	$ 2,572,000
Related Party | Related Party #1 | Consolidated Subsidiary #1
Related Party Transaction [Line Items]
Related party's ownership interest of a consolidated subsidiary							99.00%
Related Party | Related Party #2
Related Party Transaction [Line Items]
Notes receivable, current portion							$ 2,433,000
Related Party | Related Party #2 | Consolidated Subsidiary #2
Related Party Transaction [Line Items]
Related party's ownership interest of a consolidated subsidiary							99.00%
Related Party | Supplier Concentration Risk | Cost of Revenue Benchmark
Related Party Transaction [Line Items]
Percentage of total fuel costs			2.00%	3.00%	2.00%	3.00%	3.00%	3.00%
Related Party | Flights | Owners of Subsidiaries and Lessor VIEs
Related Party Transaction [Line Items]
Revenue			$ 4,446,000	$ 6,034,000	$ 14,137,000	$ 18,387,000	$ 22,279,000	$ 22,468,000
Related Party | Flights | Related Parties Excluding Owners of Subsidiaries and Lessor VIEs
Related Party Transaction [Line Items]
Revenue							$ 80,000	$ 15,000